UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641
                                                     ---------

                      Advantage Advisers Augusta Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009


                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

ABERCROMBIE & FITCH CO. *ANF*                                                                      Security:  002896207
Meeting Date:             06/10/09                                                              Record Date:  04/15/09

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             Withhold
Mgmt            2         Ratify Auditors                                                        For             For
Mgmt            3         Adopt Majority Voting for Uncontested Election of Directors            For             For
ShrHoldr        4         Death Benefits/Golden Coffins                                          Against         For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                 27,300
                                                                    TOTAL SHARES VOTED:                  27,300


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

COACH, INC. *COH*                                                                                  Security:  189754104
Meeting Date:             10/30/08                                                              Record Date:  09/03/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             Split
                1.1       Elect Director Lew Frankfort --- For
                1.2       Elect Director Susan Kropf --- Withhold
                1.3       Elect Director Gary Loveman --- Withhold
                1.4       Elect Director Ivan Menezes --- Withhold
                1.5       Elect Director Irene Miller --- Withhold
                1.6       Elect Director Keith Monda --- For
                1.7       Elect Director Michael Murphy --- Withhold
                1.8       Elect Director Jide Zeitlin --- Withhold
Mgmt            2         Amend Executive Incentive Bonus Plan                                   For             For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                 12,150
                                                                    TOTAL SHARES VOTED:                  12,150



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

CONTINENTAL AIRLINES, INC. *CAL*                                                                   Security:  210795308
Meeting Date:             06/10/09                                                              Record Date:  04/15/09

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             For
Mgmt            2         Amend Qualified Employee Stock Purchase Plan                           For             For
Mgmt            3         Ratify Auditors                                                        For             For
ShrHoldr        4         Limit/Prohibit Executive Stock-Based Awards                            Against         Against
ShrHoldr        5         Reincorporate in Another State                                         Against         Against
Mgmt            6         Note from Broadridge: Please vote FOR if Stock Owned of Record or      None            For
                          Beneficially by You is Owned and Controlled Only By U.S. Citizens,
                          Or vote AGAINST if Such Stock is Owned or Controlled By any Person
                          Who is Not a U.S. Citizen

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                 21,897
                                                                    TOTAL SHARES VOTED:                  21,897



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 3

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

COSTCO WHOLESALE CORPORATION *COST*                                                                Security:  22160K105
Meeting Date:             01/28/09                                                              Record Date:  11/21/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             For
Mgmt            2         Ratify Auditors                                                        For             For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                 25,528
                                                                    TOTAL SHARES VOTED:                  25,528



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 4

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

---------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER & GOLD INC. *FCX*                                                          Security:  35671D857
Meeting Date:             06/11/09                                                              Record Date:  04/14/09

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             For
Mgmt            2         Ratify Auditors                                                        For             For
Mgmt            3         Approve Executive Incentive Bonus Plan                                 For             For
ShrHoldr        4         Request Director Nominee Environmental Qualifications                  Against         For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                  7,505
                                                                    TOTAL SHARES VOTED:                   7,505



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 5

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

ILLUMINA, INC. *ILMN*                                                                              Security:  452327109
Meeting Date:             09/09/08                                                              Record Date:  07/28/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Increase Authorized Common Stock                                       For             For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                  3,868
                                                                    TOTAL SHARES VOTED:                   3,868



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 6

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

MONSANTO CO. *MON*                                                                                 Security:  61166W101
Meeting Date:             01/14/09                                                              Record Date:  11/17/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Director Janice L. Fields                                        For             For
Mgmt            2         Elect Director Hugh Grant                                              For             For
Mgmt            3         Elect Director C. Steven McMillan                                      For             For
Mgmt            4         Elect Director Robert J. Stevens                                       For             For
Mgmt            5         Ratify Auditors                                                        For             For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                  2,528
                                                                    TOTAL SHARES VOTED:                   2,528



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 7

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

RRI ENERGY INC. *RRI*                                                                              Security:  74971X107
Meeting Date:             06/18/09                                                              Record Date:  05/13/09

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Director E. William Barnett                                      For             For
Mgmt            2         Elect Director Mark M. Jacobs                                          For             For
Mgmt            3         Elect Director Steven L. Miller                                        For             For
Mgmt            4         Elect Director Laree E. Perez                                          For             For
Mgmt            5         Elect Director Evan J. Silverstein                                     For             For
Mgmt            6         Ratify Auditors                                                        For             For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                 43,825
                                                                    TOTAL SHARES VOTED:                  43,825



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 8

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC

------------------------------------------------------------------------------------------------------------------------------------

WALGREEN CO. *WAG*                                                                                 Security:  931422RTH
Meeting Date:             01/14/09                                                              Record Date:  11/17/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             For
Mgmt            2         Ratify Auditors                                                        For             For
Mgmt            3         Amend Qualified Employee Stock Purchase Plan                           For             For
ShrHoldr        4         Require Independent Board Chairman                                     Against         For
ShrHoldr        5         Advisory Vote to Ratify Named Executive Officers' Compensation         Against         For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC                                                 28,350
                                                                    TOTAL SHARES VOTED:                  28,350



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 9

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------

ABERCROMBIE & FITCH CO. *ANF*                                                                      Security:  002896207
Meeting Date:             06/10/09                                                              Record Date:  04/15/09

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             Withhold
Mgmt            2         Ratify Auditors                                                        For             For
Mgmt            3         Adopt Majority Voting for Uncontested Election of Directors            For             For
ShrHoldr        4         Death Benefits/Golden Coffins                                          Against         For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC Morgan Stanley Segregated                       39,274
                                    Account
                                                                    TOTAL SHARES VOTED:                  39,274



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------

AMERISOURCEBERGEN CORP *ABC*                                                                       Security:  03073E105
Meeting Date:             02/19/09                                                              Record Date:  12/22/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Director Richard C. Gozon                                        For             For
Mgmt            2         Elect Director Michael J. Long                                         For             For
Mgmt            3         Elect Director J. Lawrence Wilson                                      For             For
Mgmt            4         Ratify Auditors                                                        For             For
Mgmt            5         Amend Omnibus Stock Plan                                               For             For
ShrHoldr        6         Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote       Against         For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC Morgan Stanley Segregated                       13,017
                                    Account
                                                                    TOTAL SHARES VOTED:                  13,017



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------

ARCHER-DANIELS-MIDLAND COMPANY *ADM*                                                               Security:  039483102
Meeting Date:             11/06/08                                                              Record Date:  09/12/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Director George W. Buckley                                       For             For
Mgmt            2         Elect Director Mollie Hale Carter                                      For             For
Mgmt            3         Elect Director Victoria F. Haynes                                      For             Against
Mgmt            4         Elect Director Antonio Maciel Neto                                     For             Against
Mgmt            5         Elect Director Patrick J. Moore                                        For             For
Mgmt            6         Elect Director M. Brian Mulroney                                       For             For
Mgmt            7         Elect Director Thomas F. O Neill                                       For             Against
Mgmt            8         Elect Director Kelvin R. Westbrook                                     For             Against
Mgmt            9         Elect Director Patricia A. Woertz                                      For             For
Mgmt            10        Ratify Auditors                                                        For             For
ShrHoldr        11        Adopt ILO Based Code of Conduct                                        Against         For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC Morgan Stanley Segregated                       70,779
                                    Account
                                                                    TOTAL SHARES VOTED:                  70,779



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 3

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------

COACH, INC. *COH*                                                                                  Security:  189754104
Meeting Date:             10/30/08                                                              Record Date:  09/03/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Elect Directors                                                        For             Split
                1.1       Elect Director Lew Frankfort --- For
                1.2       Elect Director Susan Kropf --- Withhold
                1.3       Elect Director Gary Loveman --- Withhold
                1.4       Elect Director Ivan Menezes --- Withhold
                1.5       Elect Director Irene Miller --- Withhold
                1.6       Elect Director Keith Monda --- For
                1.7       Elect Director Michael Murphy --- Withhold
                1.8       Elect Director Jide Zeitlin --- Withhold
Mgmt            2         Amend Executive Incentive Bonus Plan                                   For             For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC Morgan Stanley Segregated                        6,996
                                    Account
                                                                    TOTAL SHARES VOTED:                   6,996



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 4

                               VOTE SUMMARY REPORT
                           Jul 01, 2008 - Jun 30, 2009

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------

ILLUMINA, INC. *ILMN*                                                                              Security:  452327109
Meeting Date:             09/09/08                                                              Record Date:  07/28/08

                                                                                                 MTG             VOTE
PRPNENT         BALLOT ISSUES                                                                    REC             CAST
Mgmt            1         Increase Authorized Common Stock                                       For             For

                                    ACCOUNT NAME                                                   SHARES VOTED
                                    AA Augusta Fund, LLC Morgan Stanley Segregated                       11,484
                                    Account
                                                                    TOTAL SHARES VOTED:                  11,484



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 5

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Advantage Advisers Augusta Fund, LLC
          ----------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (Principal Executive Officer)
Date                       August 26, 2009
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.